Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,320,690	[1]	¥ 1,399,123
Service cost	33,578		33,429		¥ 30,422
Interest cost	13,060		20,341		23,186
Plan participants' contributions	1,179		1,181
Actuarial loss (gain)	86,780		(70,214)
Foreign exchange translation	2,444		4,854
Benefits paid	(50,266)		(49,905)
Lump-sum payments	(15,006)		(18,119)
Benefit obligation at end of fiscal year	1,392,459	[1]	1,320,690	[1]	1,399,123
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,706,054		1,527,744
Actual return (negative return) on plan assets	371,694		171,970
Foreign exchange translation	1,833		4,128
Employer contributions	51,106		50,936
Plan participants' contributions	1,179		1,181
Benefits paid	(50,266)		(49,905)
Fair value of plan assets at end of fiscal year	2,081,600		1,706,054		¥ 1,527,744
Funded status	689,141		385,364
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	712,523		403,654
Accrued pension liability	(23,382)		(18,290)
Net amount recognized	689,141		385,364
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(830)		(635)
Net actuarial gain (loss)	221,859		(24,814)
Net amount recognized	¥ 221,029		¥ (25,449)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,319,771 million and ¥1,390,738 million, respectively, as of March 31, 2014 and 2015. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.